Trade receivables (Tables)	12 Months Ended
Mar. 29, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	March 29, 2026	March 30, 2025
		Reclassified
	$	$
Trade accounts receivable	92.1	68.6
Sales tax receivables	27.8	22.9
Credit card receivables	4.5	4.5
Other receivables	2.7	4.5
	127.1	100.5
Less: expected credit loss and sales allowances	(18.7)	(2.5)
Trade receivables	108.4	98.0

Schedule of Allowance for Expected Credit Losses and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 29, 2026			March 30, 2025
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(2.2)	(0.3)	(2.5)	(2.1)	(0.6)	(2.7)
Losses recognized	(16.4)	0.1	(16.3)	(0.2)	(0.5)	(0.7)
Amounts settled or written off during the year	0.1	—	0.1	0.1	0.8	0.9
Balance at the end of the year	(18.5)	(0.2)	(18.7)	(2.2)	(0.3)	(2.5)